Segment Information Revenue by Transaction Type and Product Category (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2013	Feb. 28, 2013	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Revenue from External Customer [Line Items]
Total revenue	$ 582,317	$ 556,011	$ 568,008	$ 524,458	$ 559,675	$ 480,288	$ 418,143	$ 382,525	$ 2,230,794	$ 1,840,631	$ 1,529,869
Resources [Member]
Revenue from External Customer [Line Items]
Total revenue									927,211	865,125	775,331
Subscription Revenue [Member]
Revenue from External Customer [Line Items]
Total revenue									1,719,617	1,404,984	1,157,347
Non-subscription Revenue [Member]
Revenue from External Customer [Line Items]
Total revenue									511,177	435,647	372,522
Industrials [Member]
Revenue from External Customer [Line Items]
Total revenue									736,394	427,623	259,063
Horizontal products [Member]
Revenue from External Customer [Line Items]
Total revenue									$ 567,189	$ 547,883	$ 495,475